Share Capital	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
10.1 Capital issued
Accounting policies
Ordinary shares are classified in shareholders’ equity. The cost of equity transactions that are directly attributable to the issue of new shares or options is recognized in shareholders’ equity as a deduction from the proceeds of the issue.
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2021		1,045	255,767	34,825,872
March 31, 2022	Capital increase (AGA 2020)	2	0	50,000
March 31, 2022	Prior period adjustments	—	2	—
April 20, 2022	Free Shares attributions (AGA 2022)	—	(9)	—

December 31, 2022		1,046	255,760	34,875,872
April 20, 2023	Capital increase (AGA 2021)	11	—	354,510
June 27, 2023	Free Shares attributions (AGA 2023)	—	(26)	—
September 11, 2023	Issuance of new shares - Capital increase (Tranche 1 Janssen)	29	4,642	959,637
November 7, 2023	Issuance of new shares - capital increase (ordinary shares)	75	12,561	2,492,223
November 7, 2023	Issuance of new shares - capital increase (ADS)	114	19,086	3,786,907
November 7, 2023	Capital increase transaction costs (ordinary shares)	—	(758)	—
November 7, 2023	Capital increase transactions costs (ADS)	—	(1,140)	—
November 10, 2023	Issuance of new shares - Capital increase (Tranche 2 - step 1 Janssen)	113	18,965	3,762,923
December, 13, 2023	Issuance of new shares - Capital increase (Tranche 2 - step 2 Janssen)	27	4,542	901,256
December, 29, 2023	Capital increase transactions costs	—	(79)	—
December, 29, 2023	Capital increase transactions costs	—	(813)	—
December, 31, 2023	Prior period adjustments	—	1	—
December 31, 2023		1,414	312,742	47,133,328
As of December 31, 2023, the share capital was €1,413,999.85 divided into 47,133,328 fully paid in ordinary shares each with a par value of €0.03, as compared with the 2022 share capital of €1,046,276.16 divided into 34,875,872 fully paid in ordinary shares, each with a par value of €0.03.
On April 20, 2023, the share capital of the Company was increased by a nominal amount of €10,635.30, through the issuance of 354,510 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,046,276.16 to €1,056,911.46, as a result of the definitive acquisition of 354,510 AGA 2021. Such acquisition was acknowledged by the Executive Board on March 28, 2023 and on June 6, 2023.
On September 11, 2023, the share capital of the Company was increased by a nominal amount of €28,789.11, due to the issuance to JJDC of 959,637 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,056,911.47 to €1,085,700.58, as a result of the capital increase with cancellation of shareholders' preferential subscription rights in favor of JJDC decided by the Executive Board on September 11, 2023, in accordance with the delegation granted by the shareholders’ meeting of the Company held on September 1st, 2023 in its first resolution.
In connection with the equity investments from JJDC, as described above, the Company recorded an increase in reserves of €4.2 million. Since the Initial Tranche was to be settled at a future date, required no initial investment from JJDC and had a value varying in response to the change in the Company’s share price and created an exposure to foreign currency risk as the exercise price was set in U.S. dollars, this initial tranche resulted in the recognition of a derivative measured at fair value until its settlement. The increase in reserves represents the loss from the change in fair value of the derivative arising from the first tranche of the equity investment and is due to the significant change in share price between the signing date of the agreement and the settlement date of the transaction. (see Note 18 – Net Financial Income (Loss))
On November 7, 2023, following the completion of the settlement and delivery of the Global Offering, the share capital of the Company was increased by a nominal amount of €188,373.90, through the issuance of 6,279,130 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,085,700.58 to €1,274,074.48, as a result of a capital increase without preferential subscription rights to the benefit of categories of persons in the context of an offering in the United States of America and an offering to institutional investors outside the United States of America, in accordance with the delegation granted by the shareholders’ meeting of the Company held on June 27, 2023 in its 24th resolution.
On November 10, 2023, following the completion of the settlement and delivery of the Strategic Offering, the share capital of the Company was increased by a nominal amount of €112,887.69, through the issuance of 3,762,923 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,274,074.48 to €1,386,962.17, as a result of a concurrent capital increase without preferential subscription rights to the benefit of specific investors in the context of an offering in the United States of America, in accordance with the delegation granted by the shareholders’ meeting of the Company held on June 27, 2023 in its 25th resolution.
On December 13, 2023, the share capital of the Company was increased by a nominal amount of €27,037.68, through the issuance of 901,256 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,386,962.17 to €1,413,999.85, as a result of a concurrent capital increase without preferential subscription rights to the benefit of specific investors in the context of an offering in the United States of America, in accordance with the delegation granted by the shareholders’ meeting of the Company held on June 27, 2023 in its 25th resolution.
In 2022, the increase in share capital is linked to the issuance of 50,000 new ordinary shares for fully vested free shares (AGA) related to the AGA 2020 plan.

10.2 Treasury shares
On December 20, 2022 the liquidity contract with Gilbert Dupont was terminated, resulting in the Company receiving 22,118 shares that are still reported as treasury shares as of December 31, 2023.

10.3 Founders’ warrants, warrants, stock options and free shares

Accounting policies
Accounting policies for share-based payments are described in Note 17.

Detail of change in founders’ warrants, warrants, stock options and free shares
The Company has granted stock options (OSA), founders’ warrants (BSPCE), warrants (BSA), and free shares (AGA) to corporate officers, employees, members of the Executive and Supervisory Board and consultants of the Group. In certain cases, exercise of the stock options, founders’ warrants and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.
The following tables summarize activity in these plans during the years ended December 31, 2023 and 2022.
The impact of share-based payments on income is detailed in Note 17.
Founders’ warrants (BSPCE)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	—	—	—	—	—	—
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	(50,000)	—	—
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	(400)	85,750	85,750
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	(350)	68,100	68,100
BSPCE 2015-3	June 10, 2015	20.28	30,350	—	—	(1,950)	28,400	28,400
BSPCE 2016	February 2, 2016	14.46	200,626	—	—	(3,609)	197,017	197,017
BSPCE 2017	January 7, 2017	15.93	179,150	—	—	(1,050)	178,100	178,100
Total			614,726	—	—	(57,359)	557,367	557,367

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	(100,000)	—	—
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	—	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	—	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	30,350	—	—	—	30,350	30,350
BSPCE 2016	February 2, 2016	14.46	200,841	—	—	(215)	200,626	160,673
BSPCE 2017	January 7, 2017	15.93	179,500	—	—	(350)	179,150	179,150
Total			715,291	—	—	(100,565)	614,726	574,773
By way of exception, the Executive Board decided to lift, for three former employees and for two former members of the Executive Board, the continued service condition, and, where applicable for a former Executive Board member, the performance conditions to which the exercise of certain BSPCEs was subject, notwithstanding the termination of their employment agreement and/or corporate office.
The probability of meeting the performance conditions for the 2016 BSPCE, BSA and OSA performance plans was reassessed as of December 31, 2023. The threshold of 500 patients enrolled in all our clinical studies was exceeded in December 31, 2023. As a consequence, all outstanding 2016 BSPCE, BSA and OSA may be exercised.
The impact of share-based payments on income is detailed in Note 17.
Warrant Plans (BSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	—	—	—	—	—	—
BSA 2013	April 10, 2013	6.37	6,000	—	—	(6,000)	—	—
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2017	January 7, 2017	15.76	—	—	—	—	—	—
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	(28,000)	—	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
BSA 2021 (b)	April 21, 2021	13.64	—	—	—	—	—	—
Total			185,251	—	—	(34,000)	151,251	14,431

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	(30,000)	—	—
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2016	February 2, 2016	13.74	—	—	—	—	—	—
BSA 2016-2	November 3, 2016	15.01	—	—	—	—	—	—
BSA 2017	January 7, 2017	15.76	18,000	—	—	(18,000)	—	—
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
BSA 2021 (b)	April 21, 2021	13.64	30,000	—	—	(30,000)	—	—
Total			263,251	—	—	(78,000)	185,251	20,431
During the year ended December 31, 2023, no new warrants were issued.
At a meeting on April 10, 2013, the Executive Board, acting pursuant to the delegation, granted 6,000 warrants to members and observers of the Supervisory Board, each warrant giving its holder the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €6.37 (share premium included). The subscription period is open from the date of the Executive Board until April 10, 2023, inclusive. As of December 31, 2023, the remaining 6,000 warrants have not been exercised by their beneficiaries and have all been cancelled.
At a meeting on March 6, 2018, the Executive Board, acting pursuant to the delegation, granted 28,000 warrants to members and observers of the Supervisory Board, each warrant giving its holder the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €13.55 (share premium included). The subscription period is open from the date of the Executive Board until March 6, 2023, inclusive. As of December 31, 2023, the remaining 28,000 warrants have not been exercised by their beneficiaries and have all been cancelled.

Stock Option Plans (OSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	25,750	—	—	—	25,750	25,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	381,173	—	—	(3,398)	377,775	377,775
OSA 2021-04	April 20, 2021	13.74	421,200	—	—	(25,000)	396,200	30,134
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	40,000
OSA 2022-001	April 14, 2022	6.17	—	—	—	—	—	—
OSA 2022-06	June 22, 2022	4.16	554,500	—	—	(13,810)	540,690	140,500
OSA 2023-01	July 20, 2023	5.00	—	338,860	—	(20,000)	318,860	—
Total			2,059,523	338,860	—	(62,208)	2,336,175	671,059

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	240
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	28,250	—	—	(2,500)	25,750	25,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	387,456	—	—	(6,283)	381,173	274,610
OSA 2021-04	April 20, 2021	13.74	491,200	—	—	(70,000)	421,200	18,619
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	20,000
OSA 2022-001	April 14, 2022	6.17	—	20,000	—	(20,000)	—	—
OSA 2022-06	June 22, 2022	4.16	—	580,900	—	(26,400)	554,500	—
Total			1,583,806	600,900	—	(125,183)	2,059,523	395,719
At a meeting on July 20, 2023, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on July 20, 2023, granted to certain employees of the Group and members of the Executive Board 338,860 stock options, each giving its holder the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €5.00 (share premium included). Such stock options are governed by the 2023 stock option plan, adopted by the Executive Board on July 20, 2023 and approved by the Company’s annual shareholders’ meeting held on June 27, 2023 (the “2023 Stock Option Plan”).
The ordinary stock options are exercisable as follows:
▪up to one-third of the ordinary stock options as from July 20, 2024;
▪ an additional one-third of the ordinary stock options as from July 20, 2025; and
▪ the balance, i.e., one-third of the ordinary stock options as from July 20, 2026.
subject to, for each increment, a continued service condition, and in any case, no later than 10 years after the date of grant. Stock options which have not been exercised by the end of the 10 year period will be forfeited by law.

Free share plans (AGA)

Type	Grant date	Outstanding at January 1, 2023	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2023	Number of shares exercisable
AGA 2021	April 20, 2021	354,711	—	(354,510)	(201)	—	—
AGA 2022	June 22, 2022	299,035	—	—	(5,259)	293,776	293,776
AGA 2023 - P1	June 27, 2023	—	427,110	—	(26,150)	400,960	400,960
AGA 2023 - P2	June 27, 2023	—	439,210	—	(6,650)	432,560	432,560
Total		653,746	866,320	(354,510)	(38,260)	1,127,296	1,127,296

Type	Grant date	Outstanding at January 1, 2022	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2022	Number of shares exercisable
AGA 2020	March 11, 2020	50,000	—	(50,000)	—	—	—
AGA 2021	April 20, 2021	360,512	—	—	(5,801)	354,711	354,711
AGA 2022	June 22, 2022	—	300,039	—	(1,004)	299,035	299,035
Total		410,512	300,039	(50,000)	(6,805)	653,746	653,746
At a meeting on June 27, 2023, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on June 23, 2022, granted 427,110 free shares (AGA 2023 P1), each with a par value of €0.03 to employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year acquisition period, i.e. starting on June 27, 2025. Such free shares are governed by the 2023 free share plan adopted by the Executive Board on June 27, 2023.
Furthermore, the definitive acquisition of these free shares (AGA 2023 P1) granted to members of the Executive Board was conditioned upon the achievement of performance conditions within the acquisition period. The satisfaction of these performance condition was acknowledged by the Executive Board, with the approval of the Supervisory Board on February 09, 2024. The definitive acquisition of these free shares is subject to a one-year holding period starting at the end of the two-year acquisition period and is conditional on the beneficiaries' presence in the Group at the end of the vesting period.
At a meeting on June 27, 2023, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on June 23, 2022, granted 439,210 free shares (AGA 2023 P2), each with a par value of €0.03 to certain employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year acquisition period, i.e. starting on June 27, 2025. Such free shares are governed by the 2023 free share plan adopted by the Executive Board on June 27, 2023.
Furthermore, the definitive acquisition of these free shares (AGA 2023 P2) granted to members of the Executive Board and all employees was conditioned upon the achievement of performance conditions applicable within the acquisition period. At the end of 2023, these conditions have been achieved allowing the free shares to be exercisable at closing date. The satisfaction of these performance condition was acknowledged by the Executive Board, with the approval of the Supervisory Board on February 09, 2024. The definitive acquisition of these free shares is subject to a one-year holding period starting at the end of the two-year acquisition period and is conditional on the beneficiaries' presence in the Group at the end of the vesting period.

Free share vesting conditions
The AGA 2022 and AGA 2023 are subject to a two-year vesting period and a one-year holding period,. The free shares granted by the Company are definitively acquired at the end of the acquisition period as set by the Executive Board. At the end of such period, the beneficiary is the owner of the shares. However, during the holding period (as set by the Executive Board), if any, the shares may not be sold, transferred or pledged.
Unless otherwise decided by the supervisory and executive boards of the Company, the AGA 2022 and AGA 2023 are subject to continued service during the vesting period (i.e., for the AGA 2022, until June 22, 2024 and for AGA 2023, until June 27, 2025), it being specified that, failing such continued service, the beneficiary definitively and irrevocably loses his or her right to acquire the relevant AGA 2022 and AGA 2023.
Unless otherwise decided by the supervisory and executive boards of the Company, in the event of disability or death of a beneficiary before the end of the acquisition period, the relevant free shares shall be definitely acquired at, respectively, the date of disability or the date of the request of allocation made by his or her beneficiary in the framework of the inheritance, provided that such request is made within six months from the date of death.
At a meeting on April 20, 2023, the Executive Board acknowledged the definitive acquisition of 354,510 free shares granted on April 20, 2021 following a two-year acquisition period, thus acknowledging the related share capital increase of €10,635.30.
In accordance with the terms of the free shares, the Executive Board decided to lift, for four of the Company’s employees and a former Executive Board member, the continued service condition to which the definitive acquisition of their free shares is subject, notwithstanding the termination of their employment agreement or corporate office.
The impact of share-based payments on income is disclosed in Note 17. As of December 31, 2023, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock-options have been updated (see Note 17).
10.4 Warrants (BSA) Equity Line KEPLER CHEUVREUX
On May 18, 2022, in accordance with the twenty-first resolution adopted at the April 28, 2021 annual shareholders’ meeting, the Executive Board decided, with the prior approval of the Supervisory Board, to implement an equity line financing with Kepler Cheuvreux for the following twenty-four months and, accordingly, to issue to Kepler Cheuvreux a total of 5,200,000 warrants to subscribe for the same number of the Company’s ordinary shares (bons de souscription d’actions or BSA Kepler). Although Kepler Cheuvreux is acting as the underwriter of the equity line program, Kepler Cheuvreux does not intend to maintain ownership of any shares issued in conjunction with the equity line. Instead, it is expected that Kepler Cheuvreux will sell these shares on the regulated market of Euronext Paris or to investors through block trades. The main terms and conditions of the BSA Kepler are described in the table below:

BSA Kepler
Date of the shareholders’ meeting	April 28, 2021
Date of grant by the Executive Board	May 18, 2022
Maximum number of BSAs authorized	5,200,000
Total number of BSAs granted	5,200,000
Number of shares to which the BSA were likely to give right on the date of their grant	5,200,000
Starting date for the exercise of the BSA	(1)
BSA expiry date	(2)
BSA issue price	500 € in the aggregate
Exercise price per new share	(3)
Terms of exercise	(1)(4)
Number of shares subscribed as of the date of the Annual Report	0
Total number of forfeited or cancelled BSAs as of the date of the Annual Report	0
Total number of BSAs outstanding as of the date of the Annual Report	5,200,000
Total number of shares available for subscription as of the date of the Annual Report (considering the conditions of exercise of the BSAs)	5,200,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	5,200,000
(1) Subject to meeting the contractual conditions, Kepler Cheuvreux undertakes to exercise the BSA Kepler within 24 months of their date of issue. On December 22, 2023, the agreement has been extended by 120 days to September 2024. These conditions include:
(i) Unless Kepler Cheuvreux and the Company agree differently from time to time, a limit as to the number of new shares to be issued as part of the exercise of stock warrants: the cumulative number of new shares issued upon exercise of the BSA Kepler shall be less than or equal to 25% of the total number of Nanobiotix shares traded on the regulated market of Euronext Paris (excluding block trades) from the date of the implementation of the financing facility, and
(ii) a limit as to the exercise price of the BSA Kepler: such exercise price shall not be lower than, in any case, the price limit set forth by the combined shareholders’ meeting of the Company dated April 28, 2021.
(2) The BSA Kepler may be exercised during a 24-month period as from their issuance date (subject to (i) a prior termination by the Company, at any time, or (ii) an extension for a maximum 6-month period in certain situations), at the end of which the BSA Kepler that are still outstanding shall be purchased by the Company at their issuance price and cancelled.
(3) The exercise price of the BSA Kepler will be based on the lower of the two daily volume-weighted average share prices for the two trading days preceding each issuance, less a maximum discount of 5.0%.
(4) The BSA Kepler may be exercised at any time in whole or in part by Kepler Cheuvreux during their exercise period, subject to a minimum proceeds condition.
Considering that the Company can terminate or suspend the Equity line agreement by buying back the BSAs or increasing the minimum exercise price and that Kepler Cheuvreux is committed to subscribe the shares if the conditions are met, the BSAs granted to Kepler Cheuvreux under the Equity line agreements are off-balance sheet commitments and therefore there is no option or derivative. As structuring commissions are not related to an asset or liability, structuring commissions are expensed at the initiation of the contract.
No warrants has been exercised as of December 31, 2023.